Corporation's equity in PR Asset Portfolio 2013-1 International, LLC (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Equity Method Investments	$ 197,006	$ 246,776
PR Asset Portfolio 2013-1 International, LLC [Member] | Gross [Member]
Related Party Transaction [Line Items]
Equity Method Investments	$ 30,478